RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

27   RELATED PARTY TRANSACTIONS

In 2022, 2023 and 2024, the related parties of the Company are as follows:

Name of party	Relationship

STT Garnet Pte. Ltd. (“STT Garnet”)	Principal ordinary shareholder of the Company
STT GDC Pte. Ltd.	Former principal ordinary shareholder of the Company, transferred the equity of the Company to STT Garnet in 2024 (Note)
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC Pte. Ltd.
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC Pte. Ltd.
OnePro Cloud Inc.	Entity over which the Company has significant influence
DayOne	Consolidated subsidiaries before Deconsolidation; Entities over which the Company has significant influence after Deconsolidation

Note: Certain directors and officers of STT GDC Pte. Ltd. and its sole indirect shareholder, Singapore Technologies Telemedia Pte. Ltd., are also directors and key members of Board Committees of the Company.

The Company entered into the following material related party transactions.

(a)   Major transactions with related parties

		Years ended December 31,
		2022	2023	2024

Continuing operations:

Purchase of debt securities	(Note i)
OnePro Cloud Inc.		2,840	—	—

Interest income of convertible bonds	(Note i)
OnePro Cloud Inc.		75	148	—

Discontinued operations:

Commission and market support fee income	(Note ii)
STT Singapore DC Pte. Ltd.		564	562	2,236
STT DEFU 2 Pte. Ltd.		478	514	2,199
		1,042	1,076	4,435

The guarantees provided by the Company to DayOne are disclosed in Note 26.

(b)  Major balances with related parties

		As of December 31,
		2023	2024

Amount due from related parties of continuing operations:
DayOne	(Note iii)	—	51,176
OnePro Cloud Inc.	(Note i)	3,060	3,106
		3,060	54,282

Amount due to related parties of continuing operations:
DayOne	(Note iii)	—	9,491

Amount due to related parties of discontinued operations:
STT Singapore DC Pte. Ltd.	(Note ii)	8,300	—
STT DEFU 2 Pte. Ltd.	(Note ii)	8,804	—
		17,104	—
Note i:

On September 2, 2022, the Company subscribed convertible bonds of US$400 thousand issued by OnePro Cloud Inc. The convertible bond has a term of 12 months with interest rate of 8% per annum and is convertible into Series A Preferred Shares of OnePro Cloud Inc. at the option of holders under certain conditions.

Note ii:

During the year ended December 31, 2022, the Company recognized RMB564 and RMB478, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB42,792 and RMB43,896, respectively.

During the year ended December 31, 2023, the Company recognized RMB562 and RMB514, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB42,546 and RMB47,276, respectively. As of December 31, 2023, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

During the year ended December 31, 2024, the Company recognized RMB2,236 and RMB2,199, respectively, as commission and market support fee income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB44,299 and RMB52,068, respectively.

These amounts due to related parties are trade in nature and are settled on a recurring basis.

The balances were derecognized from the consolidated balance sheet of the Company upon Deconsolidation.

Note iii:

Upon Deconsolidation, the intra-group balances with DayOne became related party balances. As of December 31, 2024, amount due from DayOne mainly represents receivables for the service fees charged to DayOne (Note 3), and the amount due to DayOne mainly represents payables for the data center service fees received from customer on its behalf.